REVENUE - Analysis of Timing of Transfer of Goods or Services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total license and other revenue	$ 1,028.9	$ 627.3	$ 285.1
Revenue at a point in time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total license and other revenue	976.4	564.0	285.1
Revenue over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total license and other revenue	$ 52.5	$ 63.3	$ 0.0